Dividends (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Declared Dividends
Dividends. On March 4, 2021, the Company’s Board of Directors declared the following dividends:

	Dividend	Payable on:	Record Date:
5.950 % Preference Shares (AHL PRC)	$0.3719	April 1, 2021	March 15, 2021
5.625 %Preference Shares (AHL PRD)	$0.3516	April 1, 2021	March 15, 2021
5.625 %Preference Shares, represented by depositary shares (AHL PRE)(1)	$351.56	April 1, 2021	March 15, 2021
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(1) The newly-designated 5.625 % Preference Shares are represented by depositary shares, each representing a 1/1000th interest in a share of the 5.625 % Preference Shares. The dividend paid per depositary share is likewise 1/1000th of the declared dividend, equivalent to $0.35156 per depositary share.